Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments and Risk Management
Schedule of contractual outflows of financial liabilities

	December 31, 2023
	(USD in thousands)
	Carrying	Contractual
	amount	cash flows	<1 year	1 – 5 years	>5 years	Total

	(USD in thousands)
Borrowings	$8,648	$11,970	$391	$11,455	$123	$11,970
Lease payables	2,222	3,033	338	1,422	1,273	3,033
Trade payables	2,689	2,689	2,689	—	—	2,689
Provisions	149	149	—	—	149	149
Other payables	112	112	112	—	—	112
Total	$13,820	$17,953	$3,530	$12,877	$1,545	$17,953

	December 31, 2022
	(USD in thousands)
	Carrying	Contractual
	amount	cash flows	<1 year	1 – 5 years	>5 years	Total

	(USD in thousands)
Borrowings	$8,000	$11,859	$360	$1,531	$9,968	$11,859
Lease payables	2,255	2,255	147	788	1,320	2,255
Trade payables	2,085	2,085	2,085	—	—	2,085
Provisions	144	144	—	—	144	144
Other payables	312	312	312	—	—	312
Total	$12,796	$16,655	$2,904	$2,319	$11,432	$16,655

Schedule of changes to the warrant liability

	Year Ended December 31, 2023
	Level 1	Level 2	Level 3

	(USD in thousands)
Financial liabilities measured at fair value
EIB Warrants	$190	$—	$—
2023 SPA Investor Warrants	$—	$—	$2,714
Total financial liabilities measured at fair value through profit or loss by level	$190	$—	$2,714
Financial liabilities measured at amortized cost
EIB Loan	$—	$—	$8,566
Loan from lessor	$—	$—	$1,022
Total financial liabilities measured at amortized cost by level	$—	$—	$9,588

Schedule of warrants are valued using a Black-Scholes option-pricing model

December 31, 2023
Exercise price	$0.71
Remaining contractual term (in years)	1.49
Expected share price volatility	85%
Risk-free interest rate	4.60%
Expected dividends	—

Schedule of changes to warrants derivative liability

Derivative Liability
(USD in thousands)
Carrying amount at January 1, 2023	$—
Initial recognition of derivative liability	2,587
Remeasurement of derivative liability	127
Carrying amount at December 31, 2023	$2,714

Schedule of changes in the Company's EIB Warrant liability

Warrant Liability
(USD in thousands)
Carrying amount at January 1, 2022	$—
Initial recognition of warrant liability	1,007
Remeasurement of warrant liability	(395)
Foreign currency translation	(39)
Carrying amount at December 31, 2022	$573
Remeasurement of warrant liability	(392)
Foreign currency translation	9
Carrying amount at December 31, 2023	$190